long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Billions	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CAD ($)
TELUS Corporation commercial paper
Current maturities of long-term debt	$ 3,802		$ 3,102
Long-term debt	30,231		30,539		$ 32,194
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,100
Long-term debt	2,100	$ 1.5	$ 1,000	$ 0.7
Effective average interest rate			4.40%	4.40%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility		$ 1.5
TELUS Corporation unsecured revolving credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,750		$ 2,750
Current maturities of long-term debt	0
Long-term debt	$ 2,093		$ 952